ACQUISITIONS OF CONSOLIDATED ENTITIES (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about business combination [abstract]
Disclosure of detailed information about business combinations
The following table summarizes the balance sheet impact as a result of business combinations that occurred in the year ended December 31, 2021. The valuations of the assets acquired are still under evaluation and as such the business combinations have been accounted for on a provisional basis:

(MILLIONS)	Private Equity	Infrastructure	Real Estate	Renewable Power and Transition and Other	Total
Cash and cash equivalents	$288	$217	$78	$3	$586
Accounts receivable and other	826	455	104	100	1,485
Inventory	690	23	2	6	721
Equity accounted investments	20	—	7	45	72
Investment properties	—	—	988	—	988
Property, plant and equipment	2,518	10,179	2,172	2,366	17,235
Intangible assets	4,535	3,734	67	—	8,336
Goodwill	3,960	2,400	113	118	6,591
Deferred income tax assets	6	9	—	—	15
Total assets	12,843	17,017	3,531	2,638	36,029
Less:
Accounts payable and other	(1,811)	(3,271)	(131)	(188)	(5,401)
Non-recourse borrowings	(132)	(6,698)	(1,452)	(975)	(9,257)
Deferred income tax liabilities	(1,215)	(1,430)	(113)	—	(2,758)
Non-controlling interests[1]	(22)	(156)	(3)	(2)	(183)
	(3,180)	(11,555)	(1,699)	(1,165)	(17,599)
Net assets acquired	$9,663	$5,462	$1,832	$1,473	$18,430

Consideration[2]	$9,663	$5,462	$1,832	$1,473	$18,430
1.Includes non-controlling interests recognized on business combinations measured as the proportionate share of fair value of the identifiable assets and liabilities on the date of acquisition.
2.Total consideration, including amounts paid by non-controlling interests that participated in the acquisition as investors in Brookfield-sponsored private funds or as co-investors.
The following table summarizes the balance sheet impact as a result of significant business combinations that occurred in 2021. The valuations of the assets acquired are still under evaluation and as such the business combinations have been accounted for on a provisional basis.

	Private Equity			Infrastructure	Real Estate	Renewable Power and Transition
(MILLIONS)	Modulaire	DexKo	Aldo	IPL	Life Sciences Assets	U.S. Wind	U.S. Distributed Generation
Cash and cash equivalents	$100	$106	$59	$121	$6	$1	$1
Accounts receivable and other	418	278	31	420	1	71	28
Inventory	104	436	48	20	—	6	—
Equity accounted investments	—	19	—	—	—	—	—
Investment properties	—	—	—	—	988	—	—
Property, plant and equipment	1,963	462	5	9,865	—	1,643	723
Intangible assets	1,941	2,212	295	2,569	2	—	—
Goodwill	1,667	1,408	421	2,096	36	—	117
Deferred income tax assets	—	6	—	—	—	—	—
Total assets	6,193	4,927	859	15,091	1,033	1,721	869
Less:
Accounts payable and other	(817)	(637)	(136)	(3,012)	(7)	(142)	(45)
Non-recourse borrowings	(27)	(2)	—	(6,185)	—	(835)	(140)
Deferred income tax liabilities	(590)	(504)	(100)	(1,229)	(36)	—	—
Non-controlling interests[1]	—	(10)	—	—	—	—	—
	(1,434)	(1,153)	(236)	(10,426)	(43)	(977)	(185)
Net assets acquired	$4,759	$3,774	$623	$4,665	$990	$744	$684

Consideration[2]	$4,759	$3,774	$623	$4,665	$990	$744	$684
1.Includes non-controlling interests recognized on business combinations measured as the proportionate share of fair value of the identifiable assets and liabilities on the date of acquisition.
2.Total consideration, including amounts paid by non-controlling interests that participated in the acquisition as investors in Brookfield-sponsored private funds or as co-investors.
The following table summarizes the balance sheet impact as a result of business combinations that occurred in the year ended December 31, 2020. No material changes were made to those allocations disclosed in the 2020 consolidated financial statements:

(MILLIONS)	Private Equity	Infrastructure	Real Estate, Renewable Power and Transition and Other	Total
Cash and cash equivalents	$105	$—	$38	$143
Accounts receivable and other	1,441	408	76	1,925
Inventory	12	—	55	67
Property, plant and equipment	84	7,334	661	8,079
Intangible assets	27	532	66	625
Goodwill	63	27	55	145
Deferred income tax assets	31	—	15	46
Total assets	1,763	8,301	966	11,030
Less:
Accounts payable and other	(55)	(2,518)	(227)	(2,800)
Non-recourse borrowings	(1,016)	(2,356)	(470)	(3,842)
Deferred income tax liabilities	—	(22)	(12)	(34)
Non-controlling interests[1]	(227)	—	(47)	(274)
	(1,298)	(4,896)	(756)	(6,950)
Net assets acquired	$465	$3,405	$210	$4,080

Consideration[2]	$465	$3,405	$210	$4,080
1.Includes non-controlling interests recognized on business combinations measured as the proportionate share of fair value of the identifiable assets and liabilities on the date of acquisition.
2.Total consideration, including amounts paid by non-controlling interests that participated in the acquisition as investors in Brookfield-sponsored private funds or as co-investors.
The following table summarizes the balance sheet impact as a result of significant business combinations that occurred in 2020. No material changes were made to those allocations disclosed in the 2020 consolidated financial statements.

	Private Equity	Infrastructure
(MILLIONS)	IndoStar	Summit DigiTel
Cash and cash equivalents	$78	$—
Accounts receivable and other	1,391	408
Property, plant and equipment	9	7,334
Intangible assets	20	532
Goodwill	21	27
Deferred income tax assets	28	—
Total assets	1,547	8,301
Less:
Accounts payable and other	(30)	(2,518)
Non-recourse borrowings	(1,003)	(2,356)
Deferred income tax liabilities	—	(22)
Non-controlling interests[1]	(219)	—
	(1,252)	(4,896)
Net assets acquired	$295	$3,405

Consideration[2]	$295	$3,405
1.Includes non-controlling interests recognized on business combinations measured as the proportionate share of fair value of the identifiable assets and liabilities on the date of acquisition.
2.Total consideration, including amounts paid by non-controlling interests that participated in the acquisition as investors in Brookfield-sponsored private funds or as co-investors.